UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08518
GAMCO Gold Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO Gold Fund, Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
          During the second quarter of 2009, the net asset value (“NAV”) per Class AAA Share of the GAMCO Gold Fund (the “Fund”) rose 8.4%, while the Philadelphia Gold and Silver (“XAU”) Index rose 3.5% and the Lipper Gold Fund Average was up 6.6%. For the six month period ended June 30, 2009, the Fund gained 22.8% versus an increase of 12.6% for the XAU Index and a gain of 18.0% for the Lipper Gold Fund Average.
          Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

											Since
			Year to								Inception
	Quarter		Date		1 Year		3 Year	5 Year		10 Year	(7/11/94)
GAMCO Gold Fund Class AAA	8.37%		22.77%		(22.36)%		4.99%	16.81%		19.45%	8.12%
Philadelphia Gold and Silver Index	3.53		12.56		(28.09)		(0.06)	11.19		9.13	2.54
Lipper Gold Fund Average	6.62		18.03		(22.62)		2.74	14.46		16.16	4.29
S&P 500 Index	15.92		3.19		(26.20)		(8.22)	(2.24)		(2.22)	6.85
Class A	8.38		22.73		(22.37)		5.00	16.81		19.45	8.12
	2.15	(b)	15.67	(b)	(26.83	)(b)	2.94 (b)	15.43	(b)	18.75 (b)	7.70 (b)
Class B	8.18		22.31		(22.93)		4.19	15.92		18.86	7.76
	3.18	(c)	17.31	(c)	(26.78	)(c)	3.26 (c)	15.69	(c)	18.86	7.76
Class C	8.19		22.27		(22.94)		4.21	15.94		18.87	7.77
	7.19	(d)	21.27	(d)	(23.71	)(d)	4.21	15.94		18.87	7.77
Class I	8.43		22.90		(22.14)		5.13	16.90		19.50	8.15

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.44%, 1.44%, 2.19%, 2.19%, and 1.20%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is an unmanaged indicator of stock market performance. The Philadelphia Gold and Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Gold Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO Gold Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/09	06/30/09	Ratio	Period*
GAMCO Gold Fund, Inc.

Actual Fund Return
Class AAA	$1,000.00	$1,227.70	1.47%	$8.12
Class A	$1,000.00	$1,227.30	1.47%	$8.12
Class B	$1,000.00	$1,223.10	2.22%	$12.24
Class C	$1,000.00	$1,222.70	2.22%	$12.23
Class I	$1,000.00	$1,229.00	1.22%	$6.74

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.50	1.47%	$7.35
Class A	$1,000.00	$1,017.50	1.47%	$7.35
Class B	$1,000.00	$1,013.79	2.22%	$11.08
Class C	$1,000.00	$1,013.79	2.22%	$11.08
Class I	$1,000.00	$1,018.74	1.22%	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2009:
GAMCO Gold Fund, Inc.

North America	51.9%
United Kingdom	18.0%
South Africa	15.3%
Australia	13.6%
Latin America	1.3%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Gold Fund, Inc.
Schedule of Investments — June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	METALS AND MINING — 99.9%
	Australia — 13.6%
500,000	Andean Resources Ltd.†	$591,756	$697,865
1,000,000	Avoca Resources Ltd.†	1,389,926	1,403,182
3,569,000	Centamin Egypt Ltd.†	3,935,579	5,093,531
700,000	Dominion Mining Ltd.	1,580,671	2,589,036
1,010,000	Kingsgate Consolidated Ltd.†	3,099,586	5,416,144
8,800,000	Lihir Gold Ltd.†	9,103,006	20,601,678
790,250	Newcrest Mining Ltd.	9,137,587	19,314,729
10,000,000	PanAust Ltd.†	2,025,423	2,861,298
500,000	Silver Lake Resources Ltd.†	176,246	275,299
1,093,333	Sino Gold Mining Ltd.†	3,688,314	4,536,072
51,525,000	Tanami Gold NL†	2,363,793	1,155,721

		37,091,887	63,944,555

	Latin America — 1.3%
264,800	Compania de Minas Buenaventura SA, ADR	3,269,454	6,363,144

	North America — 51.7%
381,000	Agnico-Eagle Mines Ltd., New York	5,080,287	19,994,880
291,231	Agnico-Eagle Mines Ltd., Toronto	2,565,728	15,340,862
49,800	Anatolia Minerals Development Ltd., New York†	163,969	116,781
330,000	Anatolia Minerals Development Ltd., Toronto†	1,024,412	808,580
950,000	Axmin Inc.†	344,778	85,758
2,300,000	Axmin Inc.† (a)(b)	882,895	207,626
225,000	Banro Corp.†	672,445	406,225
125,000	Banro Corp.† (a)	285,345	225,680
302,400	Barrick Gold Corp., New York	8,854,394	10,145,520
182,661	Barrick Gold Corp., Toronto	4,839,575	6,148,113
188,200	Comaplex Minerals Corp.†	741,324	723,255
100,000	Detour Gold Corp.†	967,586	888,965
754,900	Eldorado Gold Corp., New York†	1,623,064	6,756,355
145,000	Eldorado Gold Corp., Toronto†	555,596	1,306,452
467,500	Eldorado Gold Corp., Toronto† (a)	1,040,162	4,212,183
125,000	Franco-Nevada Corp., New York	2,461,226	3,004,772
155,000	Franco-Nevada Corp., Toronto	4,573,990	3,725,917
473,000	Franco-Nevada Corp., Toronto (c)	9,568,623	11,370,055
329,500	Freeport-McMoRan Copper & Gold Inc.	5,504,194	16,511,245
25,000	Gammon Gold Inc., New York†	109,228	166,750
411,000	Gammon Gold Inc., Toronto†	2,171,025	2,720,801
348,150	Goldcorp Inc., New York	2,783,846	12,098,213
695,058	Goldcorp Inc., Toronto	3,282,684	24,159,562
2,000,000	Golden Queen Mining Co. Ltd.†	1,230,919	1,134,849
1,000,000	Golden Queen Mining Co. Ltd.† (a)(b)	400,191	567,425
619,200	Great Basin Gold Ltd.†	629,859	846,433
1,000,000	Hawthorne Gold Corp.†	215,294	266,518
452,000	IAMGOLD Corp., New York	3,131,462	4,574,240
54,000	IAMGOLD Corp., Toronto	548,689	546,894
100,000	International Tower Hill Mines Ltd.†	261,919	318,102
100,000	Keegan Resources Inc.† (d)	203,077	281,133
300,000	Keegan Resources Inc.† (c)(d)	612,511	801,229
1,165,000	Kinross Gold Corp., New York	10,697,898	21,144,750
610,949	Kinross Gold Corp., Toronto	5,654,037	11,135,381
1,800,000	Nayarit Gold Inc.† (a)(b)(d)	998,020	789,236
610,071	Newmont Mining Corp.	24,820,329	24,933,602
600,000	Northern Star Mining Corp.†	415,416	257,920
200,000	Odyssey Resources Ltd.† (a)(b)	177,352	44,706
500,000	Odyssey Resources Ltd.† (a)(b)	244,242	111,765
395,000	Osisko Mining Corp.† (d)	1,449,633	2,224,348
120,000	Osisko Mining Corp.† (a)(b)(d)	817,996	675,751
535,000	Red Back Mining Inc.†	3,551,552	4,663,973
150,000	Royal Gold Inc.	6,540,388	6,255,000
200,000	San Gold Corp.†	306,356	392,039
500,000	SEMAFO Inc.†	888,114	907,020
600,000	SEMAFO Inc.† (a)	970,533	1,088,423
4,100,000	Wesdome Gold Mines Ltd.	6,040,214	6,626,832
1,109,390	Yamana Gold Inc., New York	7,493,401	9,807,008
243,444	Yamana Gold Inc., Toronto	1,275,154	2,152,045

		139,670,932	243,671,172

	South Africa — 15.3%
116,700	Anglo Platinum Ltd.	7,851,466	8,266,843
279,000	AngloGold Ashanti Ltd., ADR	8,099,087	10,219,770
1,918,249	Gold Fields Ltd., ADR	24,843,412	23,114,901
200,000	Harmony Gold Mining Co. Ltd.†	2,614,946	2,065,091
1,131,326	Harmony Gold Mining Co. Ltd., ADR†	15,329,293	11,675,284
170,000	Impala Platinum Holdings Ltd.	1,859,022	3,761,659
456,000	Impala Platinum Holdings Ltd., ADR	2,553,975	10,082,160
296,909	Witwatersrand Consolidated Gold Resources Ltd.†	3,681,674	2,917,506

		66,832,875	72,103,214

See accompanying notes to financial statements.

GAMCO Gold Fund, Inc.
Schedule of Investments (Continued) — June 30, 2009 (Unaudited)

				Market
Shares			Cost	Value
		COMMON STOCKS (Continued)
		METALS AND MINING (Continued)
		United Kingdom — 18.0%
37,500		Avnel Gold Mining Ltd.†	$15,947	$4,030
300,000		Avnel Gold Mining Ltd.† (a)(b)	255,864	32,240
500,000		Avnel Gold Mining Ltd.† (a)(b)(d)	170,242	69,853
1,091,000		Cluff Gold plc†	1,392,739	1,052,971
1,445,500		Fresnillo plc	14,237,904	12,411,891
158,500		Gem Diamonds Ltd.†	2,978,497	402,361
1,979,216		Hochschild Mining plc	12,842,905	9,057,349
962,200		Randgold Resources Ltd., ADR	5,948,153	61,744,374

			37,842,251	84,775,069

		TOTAL COMMON STOCKS	284,707,399	470,857,154

		WARRANTS — 0.2%
		North America — 0.2%
500,000		Axmin Inc., expire 06/19/10† (a)(b)(d)	0	11,984
62,500		Franco-Nevada Corp., expire 03/13/12† (b)(c)(d)	400,665	173,262
87,500		Franco-Nevada Corp., expire 06/16/17† (c)	0	353,566
4,900		Goldcorp Inc., expire 06/09/11†	41,160	40,425
384,600		Great Basin Gold Ltd., expire 10/15/10†	0	168,634
50,015		Kinross Gold Corp., expire 09/03/13†	160,893	212,418
1,800,000		Nayarit Gold Inc., expire 07/25/10† (a)(b)(d)	0	126,867
495,000		New Gold Inc., expire 04/03/12† (a)(d)	108,702	17,023
60,000		Osisko Mining Corp., expire 11/15/09† (a)(b)(d)	0	23,530

		TOTAL WARRANTS	711,420	1,127,709

		GOLD BULLION — 0.0%
		North America — 0.0%
1	(e)	Gold Bullion†	637	668

		TOTAL INVESTMENTS — 100.1%	$285,419,456	471,985,531

		Other Assets and Liabilities (Net) — (0.1)%		(498,707)

		NET ASSETS — 100.0%		$471,486,824

(a)	At June 30, 2009, the Fund held investments in restricted securities amounting to $8,204,292 or 1.74% of net assets, which were valued under methods approved by the Board of Directors as follows (except as noted in (b), these securities are liquid):

				06/30/09
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
800,000	Avnel Gold Mining Ltd.	11/23/05	$426,106	$0.1276
2,300,000	Axmin Inc.	12/20/02	882,895	0.0903
500,000	Axmin Inc. Warrants expire 06/19/10	06/26/08	—	0.0240
125,000	Banro Corp.	01/14/04	285,345	1.8054
467,500	Eldorado Gold Corp., Toronto	02/25/03	1,040,162	9.0100
1,000,000	Golden Queen Mining Co. Ltd.	05/24/02	400,191	0.5674
1,800,000	Nayarit Gold Inc.	07/14/08	998,020	0.4385
1,800,000	Nayarit Gold Inc. Warrants expire 07/25/10	07/14/08	—	0.0705
495,000	New Gold Inc. Warrants expire 04/03/12	03/09/07	108,702	0.0344
500,000	Odyssey Resources Ltd.	10/20/05	244,242	0.2235
200,000	Odyssey Resources Ltd.	10/23/06	177,352	0.2235
120,000	Osisko Mining Corp.	10/30/07	817,996	5.6313
60,000	Osisko Mining Corp. Warrants expire 11/15/09	10/30/07	—	0.3922
600,000	SEMAFO Inc.	12/07/05	970,533	1.8140

(b)	Illiquid security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $12,698,112 or 2.69% of net assets.

(d)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $5,194,216 or 1.10% of net assets.

(e)	Share amount reported in ounces.

†	Non-income producing security.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	51.8%	$244,799,549
United Kingdom	18.0	84,775,069
South Africa	15.3	72,103,214
Australia	13.6	63,944,555
Latin America	1.3	6,363,144

	100.0%	$471,985,531

See accompanying notes to financial statements.

GAMCO Gold Fund, Inc.
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $285,419,456)	$471,985,531
Foreign currency, at value (cost $2,482)	2,574
Receivable for investments sold	239,313
Receivable for Fund shares sold	1,252,697
Dividends receivable	104,736
Prepaid expenses	60,808

Total Assets	473,645,659

Liabilities:
Payable to custodian	1,025,099
Payable for Fund shares redeemed	422,266
Payable for investment advisory fees	406,976
Payable for distribution fees	107,157
Payable for accounting fees	3,750
Other accrued expenses	193,587

Total Liabilities	2,158,835

Net Assets applicable to 19,182,263 shares outstanding	$471,486,824

Net Assets Consist of:
Paid-in capital, each class at $0.001 par value	$294,472,803
Accumulated net investment loss	(5,552,001)
Accumulated net realized loss on investments and foreign currency transactions	(3,996,676)
Net unrealized appreciation on investments	186,566,075
Net unrealized depreciation on foreign currency translations	(3,377)

Net Assets	$471,486,824

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($442,627,725 ÷ 18,000,362 shares outstanding; 375,000,000 shares authorized)	$24.59

Class A:
Net Asset Value and redemption price per share ($16,146,746 ÷ 657,065 shares outstanding; 250,000,000 shares authorized)	$24.57

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.07

Class B:
Net Asset Value and offering price per share ($1,502,207 ÷ 62,410 shares outstanding; 125,000,000 shares authorized)	$24.07 (a)

Class C:
Net Asset Value and offering price per share ($7,800,596 ÷ 324,336 shares outstanding; 125,000,000 shares authorized)	$24.05 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($3,409,550 ÷ 138,090 shares outstanding; 125,000,000 shares authorized)	$24.69

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $83,692)	$1,057,829
Interest	985

Total Investment Income	1,058,814

Expenses:
Investment advisory fees	2,061,907
Distribution fees – Class AAA	485,619
Distribution fees – Class A	17,144
Distribution fees – Class B	6,949
Distribution fees – Class C	33,663
Shareholder services fees	131,665
Shareholder communications expenses	109,250
Custodian fees	45,315
Registration expenses	33,942
Directors’ fees	30,820
Legal and audit fees	28,514
Accounting fees	22,500
Interest expense	7,898
Miscellaneous expenses	34,059

Total Expenses	3,049,245

Net Investment Loss	(1,990,431)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	6,215,285
Net realized gain on foreign currency transactions	24,364

Net realized gain on investments and foreign currency transactions	6,239,649

Net change in unrealized appreciation/ depreciation on investments	81,398,386
Net change in unrealized appreciation/ depreciation on foreign currency translations	(3,369)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	81,395,017

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	87,634,666

Net Increase in Net Assets Resulting from Operations	$85,644,235

See accompanying notes to financial statements.

GAMCO Gold Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations:
Net investment loss	$(1,990,431)	$(2,013,485)
Net realized gain/(loss) on investments and foreign currency transactions	6,239,649	(4,514,599)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	81,395,017	(171,347,851)

Net Increase/(Decrease) in Net Assets Resulting from Operations	85,644,235	(177,875,935)

Capital Share Transactions:
Class AAA	(4,802,595)	51,982,328
Class A	1,406,771	1,101,190
Class B	(91,490)	(928,050)
Class C	514,394	(517,044)
Class I	1,851,454	1,497,291

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,121,466)	53,135,715

Redemption Fees	29,553	132,323

Net Increase/(Decrease) in Net Assets	84,552,322	(124,607,897)

Net Assets:
Beginning of period	386,934,502	511,542,399

End of period (including undistributed net investment income of $0 and $0, respectively)	$471,486,824	$386,934,502

See accompanying notes to financial statements.

GAMCO Gold Fund, Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

																Ratios to Average Net Assets/
		Income from Investment Operations			Distributions											Supplemental Data
	Net Asset		Net Realized and	Total			Net						Net Asset		Net Assets
Period	Value,	Net	Unrealized	from	Net		Realized						Value,		End of	Net				Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment		Gain on		Return of	Total	Redemption		End of	Total	Period	Investment		Operating		Turnover
December 31	of Period	Loss(a)	Investments	Operations	Income		Investments		Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Loss		Expenses(b)		Rate††
Class AAA
2009(c)	$20.03	$(0.10)	$4.66	$4.56	—		—		—	—	$0.00	(d)	$24.59	22.8%	$442,628	(0.95	)%(e)	1.47	%(e)	5%
2008	28.11	(0.10)	(7.99)	(8.09)	—		—		—	—	0.01		20.03	(28.7)	366,855	(0.39)		1.44		10
2007	24.98	(0.15)	6.29	6.14	$(0.68)		$(2.27)		$(0.06)	$(3.01)	0.00	(d)	28.11	24.7	484,172	(0.56)		1.46		12
2006	20.80	(0.06)	6.77	6.71	(0.49)		(2.04)		—	(2.53)	0.00	(d)	24.98	32.4	419,724	(0.24)		1.47		12
2005	16.00	(0.07)	5.45	5.38	(0.12)		(0.46)		—	(0.58)	0.00	(d)	20.80	33.6	333,104	(0.44)		1.52		4
2004	18.18	(0.12)	(1.87)	(1.99)	(0.19)		(0.01)		—	(0.20)	0.01		16.00	(10.9)	279,081	(0.73)		1.54		11
Class A
2009(c)	$20.02	$(0.10)	$4.65	$4.55	—		—		—	—	$0.00	(d)	$24.57	22.7%	$16,147	(0.95	)%(e)	1.47	%(e)	5%
2008	28.09	(0.09)	(7.99)	(8.08)	—		—		—	—	0.01		20.02	(28.7)	11,752	(0.37)		1.44		10
2007	24.95	(0.14)	6.28	6.14	$(0.67)		$(2.27)		$(0.06)	$(3.00)	0.00	(d)	28.09	24.8	15,116	(0.54)		1.46		12
2006	20.79	(0.06)	6.77	6.71	(0.51)		(2.04)		—	(2.55)	0.00	(d)	24.95	32.4	17,489	(0.22)		1.47		12
2005	15.97	(0.07)	5.43	5.36	(0.08)		(0.46)		—	(0.54)	0.00	(d)	20.79	33.6	6,739	(0.47)		1.54		4
2004	18.16	(0.12)	(1.86)	(1.98)	(0.21)		(0.01)		—	(0.22)	0.01		15.97	(10.8)	13,802	(0.76)		1.54		11
Class B
2009(c)	$19.68	$(0.18)	$4.57	$4.39	—		—		—	—	$0.00	(d)	$24.07	22.3%	$1,502	(1.70	)%(e)	2.22	%(e)	5%
2008	27.82	(0.30)	(7.85)	(8.15)	—		—		—	—	0.01		19.68	(29.3)	1,314	(1.17)		2.19		10
2007	24.77	(0.35)	6.21	5.86	$(0.49)		$(2.27)		$(0.05)	$(2.81)	0.00	(d)	27.82	23.8	2,785	(1.30)		2.21		12
2006	20.65	(0.25)	6.69	6.44	(0.28)		(2.04)		—	(2.32)	0.00	(d)	24.77	31.3	2,481	(1.00)		2.22		12
2005	15.93	(0.19)	5.37	5.18	(0.00	)(d)	(0.46)		—	(0.46)	0.00	(d)	20.65	32.6	2,100	(1.19)		2.27		4
2004	18.10	(0.23)	(1.87)	(2.10)	(0.08)		(0.00	)(d)	—	(0.08)	0.01		15.93	(11.6)	1,565	(1.49)		2.29		11
Class C
2009(c)	$19.67	$(0.18)	$4.56	$4.38	—		—		—	—	$0.00	(d)	$24.05	22.3%	$7,801	(1.70	)%(e)	2.22	%(e)	5%
2008	27.79	(0.28)	(7.85)	(8.13)	—		—		—	—	0.01		19.67	(29.2)	5,892	(1.12)		2.19		10
2007	24.72	(0.34)	6.18	5.84	$(0.46)		$(2.27)		$(0.04)	$(2.77)	0.00	(d)	27.79	23.8	9,469	(1.30)		2.21		12
2006	20.64	(0.25)	6.71	6.46	(0.34)		(2.04)		—	(2.38)	0.00	(d)	24.72	31.4	9,469	(0.99)		2.22		12
2005	15.92	(0.19)	5.37	5.18	—		(0.46)		—	(0.46)	0.00	(d)	20.64	32.6	5,145	(1.19)		2.27		4
2004	18.10	(0.23)	(1.87)	(2.10)	(0.09)		(0.00	)(d)	—	(0.09)	0.01		15.92	(11.5)	4,091	(1.49)		2.29		11
Class I
2009(c)	$20.09	$(0.08)	$4.68	$4.60	—		—		—	—	$0.00	(d)	$24.69	22.9%	$3,409	(0.69	)%(e)	1.22	%(e)	5%
2008(f)	31.71	(0.03)	(11.60)	(11.63)	—		—		—	—	0.01		20.09	(36.6)	1,122	(0.13	)(e)	1.20	(e)	10

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sale charges. Total return excluding the effect of the contribution from the Fund’s Adviser of $380,000 for the year ended December 31, 2006 was 32.3%, 32.3%, 31.1%, and 31.3% for Class AAA, Class A, Class B, and Class C Shares, respectively. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended 2007, 2006, 2005, and 2004 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund incurred interest expense during the years ended December 31, 2008, 2007, 2006, 2005, and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.43%, 1.44%, 1.44%, 1.50%, and 1.52% (Class AAA), 1.43%, 1.44%, 1.44%, 1.51%, and 1.52% (Class A), 2.17%, 2.19%, 2.19%, 2.25%, and 2.27% (Class B), 2.18%, 2.19%, 2.19%, 2.25% and 2.27% (Class C), and 1.18% (Class I), respectively. For the six months ended June 30, 2009, the effect of interest expense was minimal.

(c)	For the six months ended June 30, 2009, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Unaudited)
1. Organization. GAMCO Gold Fund, Inc. (the “Fund”) was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on July 11, 1994.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining
Australia	$5,093,531	$58,851,024	$63,944,555
Latin America	6,363,144	—	6,363,144
North America	242,080,707	1,590,465	243,671,172
South Africa	55,092,115	17,011,099	72,103,214
United Kingdom	61,850,497	22,924,572	84,775,069

Total Common Stocks	370,479,994	100,377,160	470,857,154

Warrants
North America	421,476	706,233	1,127,709

Gold Bullion
North America	668	—	668

TOTAL INVESTMENTS IN SECURITIES	$370,902,138	$101,083,393	$471,985,531

There were no Level 3 investments held at June 30, 2009.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining
North America	$761,847	$—	$—	$27,389	$—	$(789,236)	$—	$—

Warrants
Metals and Mining
North America	528,233	—	—	(389,382)	—	(138,851)	—	—

TOTAL INVESTMENTS IN SECURITIES	$1,290,080	$—	$—	$(361,993)	$—	$(928,087)	$—	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of hedging against a specific transaction with respect to either the currency in which

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
          Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund including the Fund’s use of the tax accounting practice known as equalization.
No distributions were made during the year ended December 31, 2008.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $10,019,216, which are available to reduce future required distributions of net capital gains to shareholders through 2016.
The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$285,481,658	$206,334,621	$(19,830,748)	$186,503,873
Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
If total net assets of the Fund are in excess of $100 million, the Fund pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are below $100 million, the Fund pays each Independent Director an annual retainer of $1,000 plus $250 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $1,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $20,537,052 and $21,444,818, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2009, Gabelli & Company informed the Fund that it retained $13,457 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, borrowings outstanding under the line of credit amounted to $1,025,000.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $1,566,796 with a weighted average interest rate of 1.06%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $19,381,000.
8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2009 and the year ended December 31, 2008 amounted to $29,553 and $132,323, respectively.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
	Class AAA		Class AAA
Shares sold	3,683,973	$80,632,543	9,961,069	$256,862,465
Shares redeemed	(3,994,907)	(85,435,138)	(8,875,283)	(204,880,137)

Net increase/(decrease)	(310,934)	$(4,802,595)	1,085,786	$51,982,328

	Class A		Class A

Shares sold	201,720	$4,214,898	253,276	$6,177,466
Shares redeemed	(131,699)	(2,808,127)	(204,448)	(5,076,276)

Net increase	70,021	$1,406,771	48,828	$1,101,190

	Class B		Class B

Shares sold	212	$4,111	770	$15,441
Shares redeemed	(4,557)	(95,601)	(34,121)	(943,491)

Net decrease	(4,345)	$(91,490)	(33,351)	$(928,050)

	Class C		Class C

Shares sold	55,539	$1,209,090	189,353	$4,800,566
Shares redeemed	(30,771)	(694,696)	(230,562)	(5,317,610)

Net increase/(decrease)	24,768	$514,394	(41,209)	$(517,044)

	Class I		Class I*

Shares sold	101,073	$2,262,744	67,654	$1,795,221
Shares redeemed	(18,832)	(411,290)	(11,805)	(297,930)

Net increase	82,241	$1,851,454	55,849	$1,497,291

*	From the commencement of offering Class I Shares on January 11, 2008.

GAMCO Gold Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Gold Fund, Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of GAMCO Gold Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 25, 2009, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
1)	The nature, extent, and quality of services provided by the Adviser.
     The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.
     The Board Members also considered that the Adviser paid for all compensation of officers and Independent Board Members of the Fund and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
     The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.
     The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2008, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other gold funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was at the median for the one year period, and above the median for the three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
     In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
     In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.
     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were higher and in other cases the same or lower, than the fees charged to the Fund.
     The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2008. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
     With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5)	Other Factors
     In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser did not use soft dollars in connection with its management of the Fund.
     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO Gold Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman
Executive Officer	BALMAC International, Inc.
GAMCO Investors, Inc.

E. Val Cerutti	Salvatore J. Zizza
Chief Executive Officer	Chairman
Cerutti Consultants, Inc.	Zizza & Co., Ltd.

Anthony J. Colavita	Daniel E. Zucchi
President	President
Anthony J. Colavita, P.C.	Daniel E. Zucchi Associates

Werner J. Roeder, MD
Medical Director
Lawrence Hospital

Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB008Q209SR
GAMCO
GAMCO Gold Fund, Inc.
SEMI ANNUAL REPORT
JUNE 30, 2009

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GAMCO Gold Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.